U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.


1.   Name and address of issuer:

     The Royce Fund

2. Name of each series or class of funds for which this notice is filed:

     Royce Equity Income Fund      Royce Premier Fund
     Royce GiftShares Fund              Royce Total Return Fund
     Royce Global Services Fund         Royce Value Fund
     Royce Low-Priced Stock Fund        The REvest Growth & Income
Fund
     Royce Micro-Cap Fund

3.   Investment Company Act File Number:   811-3599

     Securities Act File Number:  2-80348


4.   Last day of fiscal year for which this notice is filed:
December 31, 1995


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                            [ ]

6.   Date of termination of issuer's declaration under rule 24f-
2(a)(1), if applicable (see Instruction A.6):


7.   Number and amount of securities of the same class or series
which had been registered under the     Securities Act of 1933
other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                    -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule
     24f-2:

                    -0-

9. Number and aggregate sale price of securities sold during the fiscal year:

          34,472,518 shares; $246,775,783 aggregate sale price

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          34,472,518 shares; $246,775,783 aggregate sale price

11.  Number and aggregate sale price of securities issued during
the fiscal year in connection with      dividend reinvestment
plans, if applicable (see instructions B.7):

          4,729,594 shares; $36,778,747 aggregate sale price

12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the
          fiscal year in reliance on rule 24f-2 (from Item 10):
     $  246,775,783

          (ii)  Aggregate price of shares issued in connection with

          dividend reinvestment plans (from Item 11, if appli-
          cable)                                       + $
36,778,747

         (iii)  Aggregate price of shares redeemed or repurchased
          -  $169,548,650
          during the fiscal year (if applicable):

          (iv) Aggregate price of shares redeemed or repurchased

                and previously applied as a reduction to filing
fees
                pursuant to rule 24e-2 (if applicable):
     +
          (v)  Net aggregate price of securities sold and issued

          during the fiscal year in reliance on rule 24f-2
                [line(i), plus line (ii), less line (iii), plus
line (iv)]
          (if applicable):                                $
114,005,880

         (vi)  Multiplier prescribed by Section 6(b) of the
Securities
          Act of 1933 or other applicable law or regulation (see x
 .00034483
          Instruction C.6):

        (vii)  Fee due [line (i) or line (v) multiplied by line
(vi)]:              $  39,312.65


Instruction:  Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13.  Check box if fees are being remitted to the Commission's
lockbox depository as described in      section 3a of the
Commission's Rules of Informal and Other Procedures (17 CFR
202.3a).

                                                       [ ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                         February 27, 1996


                           SIGNATURES

     This report has been signed below by the following persons on
behalf of the issuer and in the    capacities and on the dates
indicated.

     By (Signature and Title)*  /s/ Susan I. Grant


                                             Susan I. Grant,
Secretary

     Date  February 28, 1996

*Please print the name and title of the signing officer below the signature.

The Royce Funds

                                      1414 Avenue of the Americas
                                            New York, NY 10019
                                            (212) 355-7311
                                            (800) 221-4268


                                            February 28, 1996


Securities and Exchange Commission
450 Fifth St., N.W.
Washington, D.C. 20549

                                      Re:   The Royce Fund
                                     File No.s 2-80348 and 811-3599


Dear Sirs:

      Reference is made to the Rule 24f-2 Notice for The Royce Fund, a Massachusetts business trust (the "Fund"), to the Securities and Exchange Commission pursuant to Rule 24f-2 under the Investment Company Act of 1940, relating to 34,472,518 shares of beneficial interest of the Fund (the "Shares") sold during the fiscal year of the Fund ended December 31, 1995, in reliance upon registration pursuant to such Rule.

      I have been supplied with copies of the Declaration of Trust and By-Laws of the Fund and all amendments thereto, certified or otherwise identified to my satisfaction, and such other documents and instruments as I have deemed necessary for purposes of rendering the opinion expressed herein.

      Based upon the foregoing and having due regard to those legal considerations which I deem relevant, I am of the opinion that the Shares were legally issued and are fully paid and non-assessable under the applicable laws of the Commonwealth of Massachusetts.

      The fee required by Rule 24f-2(c) was wired to Mellon Bank on behalf of the Fund on, and was credited on, February 27, 1996.

      This opinion is furnished to the Securities and Exchange
Commission in connection with the Fund's Rule 24f-2 Notice.

                                            Very truly yours,

                                            /s/ Susan I. Grant


                                            Susan I. Grant, Esq.